Going Concern and Management’s Plans (Details) - USD ($)		12 Months Ended
	Jan. 23, 2024	Dec. 31, 2023	Dec. 31, 2022
Going Concern and Management’s Plans [Line Items]
Proceeds from preferred investment		$ 2,300,000
Cash		4,554,335	$ 25,752,659
Working capital deficit		11,400,000
Accumulated deficit		$ (56,800,000)
Private Placement [Member]
Going Concern and Management’s Plans [Line Items]
Net proceeds			$ 33,100,000
Subsequent Event [Member]
Going Concern and Management’s Plans [Line Items]
Proceeds from preferred investment	$ 4,600,000